CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income		$ 488.4	$ 314.6	$ 415.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		237.5	198.7	141.2
Amortization of deferred loan charges		20.2	17.6	7.1
Amortization of favorable contracts		66.9	14.8	0.0
Gain on bargain purchase		(9.3)	0.0	0.0
Unrealized loss / (gain) related to derivative financial instruments		31.8	99.1	(60.2)
Unrealized foreign exchange gain		(1.7)	0.0	0.0
Payment for long term maintenance		(49.8)	(39.1)	(26.5)
Deferred income tax (benefit) / expense		27.9	(8.6)	(9.2)
West Aquarius settlement		0.0	0.0	25.0
Accretion of discount on deferred consideration		13.3	0.0	0.0
Changes in operating assets and liabilities, net of effect of acquisitions
Trade accounts receivable		49.8	(46.3)	(9.4)
Prepaid expenses and accrued income		(1.9)	0.0	0.0
Trade accounts payable		15.3	(10.7)	48.6
Related party balances		(29.0)	31.4	56.9
Other assets		57.9	9.9	2.0
Other liabilities		(45.0)	41.7	(14.0)
Changes in deferred revenue		(12.0)	(14.4)	(12.9)
Other, net		(0.5)	0.0	0.0
Net cash provided by operating activities		859.8	608.7	564.0
Cash Flows from Investing Activities
Additions to newbuildings and drilling units		(18.6)	(31.6)	(159.3)
Acquisition of subsidiaries, net of cash acquired		(214.7)	(1,137.7)	0.0
Loan granted to related parties		(143.0)	0.0	0.0
Purchase of non-controlling interest in Seadrill Operating LP		0.0	(373.5)	0.0
Net cash used in investing activities		(376.3)	(1,542.8)	(159.3)
Cash Flows from Financing Activities
Net proceeds from long term debt		0.0	2,825.4	98.0
Repayments of long term debt		(97.6)	(472.1)	(348.8)
Debt fees paid		0.8	0.0	0.0
Net proceeds from related party debt		143.0	0.0	$ 409.5
Repayments of related party debt		(40.3)	(1,588.3)
Proceeds from revolving credit facility		50.0	0.0	$ 169.6
Contingent consideration paid		(26.6)	0.0	0.0
Repayments of revolving credit facility		0.0	(125.9)	(43.7)
Repayments of related party discount notes		0.0	(399.9)	0.0
Cash distributions		(435.3)	(660.2)	(140.9)
Proceeds on issuance of equity, net of fees		0.0	937.8	464.8
Proceeds on issuance of equity to related parties		0.0	0.0	106.9
Proceeds on issuance of units by Seadrill Capricorn Holdings LLC		0.0	570.3	0.0
Distribution to Seadrill Limited for the acquisition of T-15, T-16, Leo and Sirius	[1]	0.0	0.0	(939.2)
Owner’s funding repaid		0.0	0.0	(112.4)
Net cash provided by/ (used in) financing activities		(407.6)	1,087.1	(336.2)
Effect of exchange rate changes on cash		0.4	0.0	0.0
Net increase in cash and cash equivalents		76.3	153.0	68.5
Cash and cash equivalents at beginning of the year		242.7	89.7	21.2
Cash and cash equivalents at the end of year		319.0	242.7	89.7
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest		228.6	128.3	92.2
Taxes paid		$ 57.0	$ 42.6	$ 35.1

[1]	Presented net of capital contributions from Seadrill related to the acquisition of the West Leo and West Sirius. For further information refer to Note 3 - Business Acquisitions.